Asset Impairments Asset Impairments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	[1],[2]	$ 183	$ 0	$ 0
Elbow Creek [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		117
Goat Wind [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		60
Forward [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		$ 6

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.